MERRILL LYNCH
                                                              LATIN AMERICA
                                                              FUND, INC.

                               [GRAPHIC OMITTED]


                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              May 31, 1998

                      MERRILL LYNCH LATIN AMERICA FUND, INC.

Asset Allocation
As a Percentage* of
Net Assets as of
May 31, 1998

                  A map illustrating the following percentages:

                                MEXICO          31.8%

                                VENEZUELA        5.2%

                                COLOMBIA         2.3%

                                PERU             2.6%

                                BRAZIL          41.7%

                                ARGENTINA       10.7%

                                CHILE            4.6%

     *Total may not equal 100% and does not include short-term securities.

                            Merrill Lynch Latin America Fund, Inc., May 31, 1998


DEAR SHAREHOLDER

During the three-month period ended May 31, 1998, total returns for Merrill Lynch Latin America Fund, Inc.'s Class A, Class B, Class C and Class D Shares were -8.26%, -8.46%, -8.48% and -8.31%, respectively. (Investment results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.) The unmanaged Morgan Stanley Capital International (MSCI) Latin America Free Index declined 8.90%, and the unmanaged J.P. Morgan Latin Brady Bond Index declined 0.61% during the same period. (References to securities markets of all countries in this letter to shareholders correspond to those countries' market weightings in the MSCI Latin America Free Index.) Beneficial to Fund performance was our stock selection in Brazil, whose market fell 11.32% during the May quarter. Detrimental to performance was the Fund's underweighted position in Peru, the only positive performer for the period with an increase of 13.65%.

Investment Overview

In our February report to shareholders, we noted that the Asian financial crisis that occurred during late 1997 had left its mark on Latin American stock markets in terms of heightened volatil ity. Since then, most of these markets rallied during March, only to reverse direction in April. As a result, all of the Latin American markets, except for Peru, showed significant declines for the three-month period ended May 31, 1998. For example, Argentina, Brazil, Mexico and Venezuela declined 9.23%, 11.32%, 6.83% and 14.96%, respectively.

There were three driving forces behind these declines. These were external developments in regions outside of Latin America; growing concerns about trade deficits in certain key countries (Brazil, Argentina and Mexico); and a continual outflow of assets from Latin American mutual funds. We should also note that the US market became more volatile in April, and the Latin American equity markets were not able to avoid the negative sentiment.

In general, bad news added to the sentiment surrounding Latin American markets. What has been described as a "domino mentality" affected the Latin American markets as upheavals in Indonesia, speculation about the ruble in Russia and more bad news on Japan dominated the international financial press. Even developments such as the testing of nuclear arms in India and Pakistan contributed to the less than positive feeling surrounding emerging markets in general, and eventually had an adverse impact on Latin American markets.

Brazil was impacted particularly hard. Concerns that the weakening of the yen would lead to a currency devaluation in The People's Republic of China or Hong Kong ultimately dealt a blow to the Brazilian market. Investors speculated that Brazil would have to push interest rates up again in order to prevent massive capital outflows. Likewise, developments in Russia also generated new anxiety over Brazil largely because investors focused on the similarities of the two countries (large size, dependence on commodity exports, growing trade deficits and high levels of debt) but failed to recognize the differences (Brazil has a longer tradition of capitalism and a larger reserve position). Investors were particularly concerned that a sharp increase in Russian interest rates in mid-May would force a similar increase in Brazilian interest rates in order to prevent capital outflows. Especially worrisome for investors was the growing size of the Brazilian fiscal deficit. The key to reducing the budget deficit was perceived to be set back by the death of two prominent Brazilian politicians, Sergio Motta, the Minister of Communications, and Luis Eduardo Magalhaes, the government's leader in the Lower House. Motta, whose death had been expected because of his poor health, was a key figure in the privati zation of the telecommunications sector. With the death of Magalhaes, investors became especially concerned that key reform proposals would be delayed in Congress.

On a positive note, the privatization of Telecomunicacoes Brasileiras S.A.--Telebras, the Brazilian telecommunications holding company, moved forward with the government announcing the terms of the auction to take place in late July. It was announced that the holding company will be split up into 12 companies. Telebras has long been a major holding in the Fund. We believe there are several positive factors that could support the share price. These include what in our view is high liquidity (Telebras is one of the most liquid stocks on the Brazilian exchange) and an attractive valuation, as well as the depth and size of the home market in Brazil and scope for efficiency improvements.

In Argentina, a number of negative factors combined to make investors uncomfortable with the equity market. First, there was the delicate balance between not enough growth and too much growth. Initial concerns were for an economic slowdown in Argentina. However, with gross domestic product (GDP) growth estimated to be in the 7%-8% range for the first quarter of 1998, it became clear that the economy was expanding rather than slowing down. As a result, investors feared an overheated economy would lead to an even greater current account deficit and inflationary pressures. Fortunately, data on inflation indicated no upward pressure, probably because of the persistently high unemployment rate. Second, data suggested that the current account deficit will increase from 3% of GDP for 1997 to about 4.0%-4.3% in 1998. However, this increase would be the result of a decline in commodity prices for Argentina's exports and a decline in exports to neighboring Brazil, as well as the result of an increase in imports for Argentina. Also causing uncertainty in the Argentine market were rumors that surfaced in April that the International Monetary Fund
(IMF) was not pleased with the progress that Argentina was making under its IMF agreement. At issue was the growing current account deficit and the slow pace of labor reform in Argentina.

Mexico was another example of where the signals for the market were mixed. Strong industrial production, an improvement in the unemployment rate and strong consumption continued through March 1998. Some Mexican companies also reported better-than-expected earnings for the first quarter. However, with oil prices continuing to remain weak, investors looked beyond the current strengths of the Mexican economy and focused on possible budget cuts and a growing current account deficit because of lower oil export volumes and lower oil prices. Contributing to the uncertainty during the May quarter were a number of negative issues concerning the banking sector. These included accusations of money laundering, congressional inquiries into the Mexican equivalent of the Resolution Trust Corporation, and the legality of banks charging interest on interest.

Among one of the better-performing stocks for the May quarter was media conglomerate Grupo Televisa, S.A. de C.V., a Fund holding. Grupo Televisa is one of the largest Spanish-speaking media companies in the world. Although Televisa has been a publicly listed company for some time, the company recently has been undergoing the difficult transition from being family dominated to a more professionally managed enterprise. The company recently hired outside management at top levels (sales, production and administration), and has embarked on a cost-cutting effort. The company reported strong operating results for first quarter 1998, and thanks to the success of its debt reduction program of the last few years, generated surplus cash for the first time since the 1994 Mexican peso crisis.

The only market to show a gain during the three-month period ended May 31, 1998 was Peru, up 13.65%. The Peruvian market was buoyed by the strong per formance of mining stocks, especially Compania de Minas Buenaventura S.A., the gold mining conglomerate. Compania de Minas Buenaventura, with its partner Newmont Mining Corp., was successful in its long court battle over ownership of the Yanacocha gold mine. Yanacocha is the largest gold mine in Latin America and among the lowest-cost producers of gold in the world.

In Conclusion

The May quarter has proven once again that Latin American equity markets remain very vulnerable not only to developments in their own region, but also to influences throughout the world. Despite the recent turmoil in these markets, we find that the underlying fundamentals throughout the region are continually improving. The reform process has made remarkable strides in many of the countries, bringing economic growth with much lower inflation. The challenge facing all of these countries is continuing the reform process, even in the face of slowing economic expansion. In addition, many of the countries in the region will undergo elections shortly, which places additional strains upon policymakers to react appropriately to adverse shocks within the context of their polit ical agendas. Nevertheless, we remain encouraged by the progress we have seen and are optimistic about the long-term prospects for the region. However, we would remind our shareholders that periods of sustained volatility may occur.

We appreciate your ongoing interest in Merrill Lynch Latin America Fund, Inc., and we look forward to reviewing our strategy with you in our upcoming quarterly report to shareholders.

Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Grace Pineda

Grace Pineda
Senior Vice President and
Portfolio Manager

June 29, 1998


                                     2 & 3

                            Merrill Lynch Latin America Fund, Inc., May 31, 1998


PERFORMANCE DATA

About Fund Performance


      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account main tenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder prior to October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a represen tation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                  12 Month        3 Month      Since Inception
                                                Total Return   Total Return     Total Return
==============================================================================================
ML Latin America Fund, Inc. Class A Shares        -14.89%          -8.26%          -19.35%
----------------------------------------------------------------------------------------------
ML Latin America Fund, Inc. Class B Shares        -15.76           -8.46           +45.78
----------------------------------------------------------------------------------------------
ML Latin America Fund, Inc. Class C Shares        -15.79           -8.48           -22.37
----------------------------------------------------------------------------------------------
ML Latin America Fund, Inc. Class D Shares        -15.14           -8.31           +53.49
==============================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception dates are: Class A and Class C Shares, 10/21/94; and Class B and Class D Shares, 9/27/91.

Average Annual Total Return

                                     % Return Without   % Return With
                                       Sales Charge     Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 3/31/98                        +10.12%          + 4.34%
--------------------------------------------------------------------------------
Inception (10/21/94) through 3/31/98      - 1.69           - 3.22
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                          % Return        % Return
                                        Without CDSC     With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 3/31/98                        + 9.02%          + 5.02%
--------------------------------------------------------------------------------
Five Years Ended 3/31/98                  + 9.18           + 9.18
--------------------------------------------------------------------------------
Inception (9/27/91) through 3/31/98       + 8.57           + 8.57
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.


                                          % Return        % Return
                                        Without CDSC     With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 3/31/98                        + 8.96%          + 7.96%
--------------------------------------------------------------------------------
Inception (10/21/94) through 3/31/98      - 2.72           - 2.72
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                     % Return Without   % Return With
                                       Sales Charge     Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 3/31/98                        + 9.81%          + 4.04%
--------------------------------------------------------------------------------
Five Years Ended 3/31/98                  +10.04           + 8.86
--------------------------------------------------------------------------------
Inception (9/27/91) through 3/31/98       + 9.42           + 8.52
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.


                                      4 & 5

                           Merrill Lynch Latin America Fund, Inc., May 31, 1998

CONSOLIDATED SCHEDULE OF INVESTMENTS (in US dollars)

                                   Shares Held/                                                               Value      Percent of
COUNTRY      Industries             Face Amount             Long-Term Investments                Cost       (Note 1a)    Net Assets
===================================================================================================================================
Argentina    Banking                  234,193     Banco de Galicia y Buenos Aires S.A.
                                                    (ADR) (1)                                $  5,049,859    $  4,800,956      0.9%
             ----------------------------------------------------------------------------------------------------------------------
             Beverages                747,234     Quilmes Industrial S.A. (ADR) (1)             9,060,934       7,192,127      1.3
             ----------------------------------------------------------------------------------------------------------------------
             Merchandising            547,144    +Grimoldi S.A. (Class B)                       3,174,556       1,395,887      0.3
             ----------------------------------------------------------------------------------------------------------------------
             Multi-Industry         1,220,645     Compania Naviera Perez Companc
                                                    S.A.C.F.I.M.F.A.                            6,624,131       6,728,984      1.2
             ----------------------------------------------------------------------------------------------------------------------
             Oil & Gas Producers      674,098     Yacimientos Petroliferos Fiscales S.A.
                                                    (YPF) (ADR) (1)                            18,856,357      20,939,169      3.9
             ----------------------------------------------------------------------------------------------------------------------
             Real Estate            1,166,915     Inversiones y Representaciones S.A. (IRSA)    3,126,377       4,132,863      0.8
                                       43,279     Inversiones y Representaciones S.A. (IRSA)
                                                     (GDR) (2)                                  1,325,615       1,530,995      0.3
                                                                                             ------------    ------------     ----
                                                                                                4,451,992       5,663,858      1.1
             ---------------------------------------------------------------------------------------------------------------------
             Telecommunications       149,632     Telecom Argentina Stet--France Telecom
                                                    S.A. (ADR) (1)(4)                           3,179,182       4,638,592      0.9
                                      140,392     Telefonica de Argentina S.A. (ADR) (1)        4,135,698       4,571,515      0.8
                                      525,000     Telefonica de Argentina S.A. (Class B)        1,497,352       1,717,574      0.3
                                                                                             ------------    ------------     ----
                                                                                                8,812,232      10,927,681      2.0
             ---------------------------------------------------------------------------------------------------------------------
                                                  Total Long-Term Investments in Argentina     56,030,061      57,648,662     10.7
===================================================================================================================================
Brazil       Banking              983,999,592     Banco Bradesco S.A. (Preferred)               6,222,047       8,042,427      1.5
                                   23,204,365     Banco Itau S.A. (Preferred)                  11,955,394      13,820,730      2.5
                                      290,308     Uniao de Bancos Brasileiros S.A.
                                                    (Unibanco) (GDR) (2)                        8,374,783       9,090,269      1.7
                                   15,000,000     Uniao de Bancos Brasileiros S.A.
                                                    (Unibanco) (Units) (3)                      1,198,257         945,570      0.2
                                                                                             ------------    ------------     ----
                                                                                               27,750,481      31,898,996      5.9
             ---------------------------------------------------------------------------------------------------------------------
             Beverages & Tobacco   32,070,982     Companhia Cervejaria Brahma S.A. PN
                                                    (Preferred)                                16,155,272      18,683,487      3.4
                                       27,200     Companhia Cervejaria Brahma S.A. PN
                                                    (Preferred) (ADR) (1)                         397,933         314,500      0.1
                                                                                             ------------    ------------     ----
                                                                                               16,553,205      18,997,987      3.5
             ---------------------------------------------------------------------------------------------------------------------
             Diversified              899,600     Souza Cruz S.A.                               6,694,423       6,179,324      1.2
             ---------------------------------------------------------------------------------------------------------------------
             Energy Sources         1,096,257     Companhia Paranaense de Energia S.A.
                                                    (Copel) (ADR) (1)                          19,599,682      10,894,054      2.0
                                   78,219,932    +Petroleo Brasileiro S.A. (Preferred)         19,401,955      15,098,535      2.8
                                                                                             ------------    ------------     ----
                                                                                               39,001,637      25,992,589      4.8
             ---------------------------------------------------------------------------------------------------------------------
             Foreign Government US$ 1,884,000     Republic of Brazil, Global Bonds, 10.125%
             Obligations                             due 5/15/2027                              1,632,015       1,712,085      0.3
             ---------------------------------------------------------------------------------------------------------------------
             Forest Products      288,086,000    +Votorantim Celulose e Papel S.A.
                                                    (Preferred)                                 7,636,997       4,310,895      0.8
             ---------------------------------------------------------------------------------------------------------------------
             Machinery &            8,848,000     Weg Exportadora S.A. (Preferred)              5,385,285       6,539,257      1.2
             Engineering
             ---------------------------------------------------------------------------------------------------------------------
             Metals & Steel     US$ 1,099,391    +Companhia de Vale do Rio Doce S.A., 0.0%
                                                    due 12/31/2049**                                    0               0      0.0
                                      431,579     Companhia de Vale do Rio Doce S.A.
                                                    (Preferred)                                 8,763,695       8,968,558      1.7
                                  643,475,000     Companhia Siderurgica de Tubarao S.A.
                                                    (Preferred)                                10,113,878      10,037,337      1.9
                                          949     Companhia Siderurgica Nacional S.A.--CSN             23              24      0.0
                                      828,631     Usinas Siderurgicas de Minas Gerais
                                                    S.A.--Usiminas (Preferred)                  9,548,540       4,546,267      0.8
                                                                                             ------------    ------------     ----
                                                                                               28,426,136      23,552,186      4.4
             ---------------------------------------------------------------------------------------------------------------------
             Retail                   125,100     Companhia Brasileira de Distribuicao Grupo
                                                    Pao de Acucar S.A. (ADR) (1)                2,571,085       2,924,213      0.5
             ---------------------------------------------------------------------------------------------------------------------
             Telecommunications       405,253     Telecomunicacoes Brasileiras S.A.
                                                    --Telebras (ADR) (1)                       46,347,440      43,210,101      8.0
                                  149,205,637     Telecomunicacoes Brasileiras S.A.
                                                    --Telebras (Ordinary)                       9,932,085      12,584,077      2.3
                                    9,845,775    +Telecomunicacoes de Minas Gerais S.A.--
                                                    TELEMIG (Ordinary)                            837,551         470,844      0.1
                                    9,845,775    +Telemig Celular S.A.                            343,357         239,788      0.1
                                                                                             ------------    ------------     ----
                                                                                               57,460,433      56,504,810     10.5
             ---------------------------------------------------------------------------------------------------------------------
             Textiles & Apparel    21,231,686    +Companhia de Tecidos Norte de Minas S.A.--
                                                    Coteminas (Preferred)                       8,827,208       3,599,842      0.7
                                   21,491,685     Empresa Nasional de Comercio S.A.                 6,971          81,288      0.0
                                                                                             ------------    ------------     ----
                                                                                                8,834,179       3,681,130      0.7
             ---------------------------------------------------------------------------------------------------------------------
             Utilities            221,887,350    +Centrais Eletricas Brasileiras S.A.
                                                    (Eletrobras)                               11,583,472        7,389,171     1.4
                                    1,122,012     Centrais Eletricas de Santa Catarina S.A.
                                                    (CELESC) 'B' (Preferred)                      591,246       1,014,601      0.2
                                       74,917     Centrais Eletricas de Santa Catarina S.A.
                                                    (CELESC) (GDR) (2)(4)                       6,026,323       6,708,900      1.2
                                       29,289     Companhia Energetica de Minas Gerais S.A.
                                                    (CEMIG) (ADR) (1)                             536,560         962,876      0.2
                                       69,302     Companhia Energetica de Minas Gerais S.A.
                                                    (CEMIG) (ADR) (1)(4)                        1,321,702       2,268,525      0.4
                                  368,732,914     Companhia Energetica de Minas Gerais S.A.
                                                    (CEMIG) (Preferred)                        11,358,536      12,183,159      2.3
                                    7,943,712    +Companhia Paulista de Forca e Luz S.A.          490,346         797,756      0.1
                                      163,811     Companhia Paulista de Forca e Luz S.A.
                                                    (Rights)                                       14,058          11,395      0.0
                                      288,000     Globex Utilidades S.A. (Preferred)            5,061,120       2,253,717      0.4
                                                                                             ------------    ------------     ----
                                                                                               36,983,363      33,590,100      6.2
             ---------------------------------------------------------------------------------------------------------------------
             Utilities--Electric   47,070,000     Companhia Energetica de Sao Paulo S.A.
                                                    (CESP) (Preferred)                          2,475,423       1,534,758      0.3
                                1,143,900,000     Companhia Energetica do Ceara S.A.
                                                    (Preferred)                                 4,912,770       3,680,054      0.7
                                       55,930     Espirito Santo Centrais Eletricas S.A.
                                                    (Escelsa)                                  10,012,656       3,890,444      0.7
                                                                                             ------------    ------------     ----
                                                                                               17,400,849       9,105,256      1.7
             ---------------------------------------------------------------------------------------------------------------------
                                                  Total Long-Term Investments in Brazil       256,330,088     224,988,828     41.7
==================================================================================================================================
Chile        Telecommunications       539,478     Compania de Telecomunicaciones de Chile
                                                    S.A. (ADR) (1)                             13,223,706      11,969,668      2.2
                                      436,373     Quinenco S.A. (ADR) (1)                       7,825,409       4,145,543      0.8
                                                                                             ------------    ------------     ----
                                                                                               21,049,115      16,115,211      3.0
             ---------------------------------------------------------------------------------------------------------------------
             Utilities                 75,000     Chilectra S.A. (ADR) (1)(4)                   1,263,750       1,826,572      0.3
                                    3,724,465     Empresa Nacional de Electricidad S.A.
                                                    (ENDESA)                                    2,032,168       1,916,281      0.4
                                    2,057,425     Enersis S.A.                                    930,264       1,026,903      0.2
                                      157,400     Enersis S.A. (ADR) (1)                        3,985,648       3,994,025      0.7
                                                                                             ------------    ------------     ----
                                                                                                8,211,830       8,763,781      1.6
             ---------------------------------------------------------------------------------------------------------------------
                                                  Total Long-Term Investments in Chile         29,260,945      24,878,992      4.6
==================================================================================================================================


                                     6 & 7

                           Merrill Lynch Latin America Fund, Inc., May 31, 1998

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued) (in US dollars)

                                   Shares Held/                                                               Value      Percent of
COUNTRY      Industries             Face Amount             Long-Term Investments                Cost       (Note 1a)    Net Assets
===================================================================================================================================
Colombia     Banking                1,503,009     Banco de Bogota S.A.                       $  7,261,871    $  5,610,603      1.0%
                                       79,971     Banco Ganadero S.A. (Preferred) (ADR) (1)     1,833,706       1,489,460      0.3
                                                                                             ------------    ------------     ----
                                                                                                9,095,577       7,100,063      1.3
             ---------------------------------------------------------------------------------------------------------------------
             Beverages & Tobacco      488,354     Bavaria S.A.                                  1,797,411       2,795,987      0.5
             Financial Services       488,354     Valores Bavaria S.A.                          1,033,615       1,013,545      0.2
             Merchandising          1,485,966    +Gran Cadena de Almacenes Colombianos S.A.
                                                    (CADENALCO)                                 4,043,018       1,329,319      0.3
                                       36,400    +Gran Cadena de Almacenes Columbianos S.A.
                                                    (CADENALCO) (ADR) (1)(4)                      611,250         227,500      0.0
                                                                                             ------------    ------------     ----
                                                                                                4,654,268       1,556,819      0.3
             ---------------------------------------------------------------------------------------------------------------------
                                                  Total Long-Term Investments in Colombia      16,580,871      12,466,414      2.3
==================================================================================================================================
Mexico       Banking                3,377,957    +Grupo Financiero Banamex--Accival,
                                                    S.A. de C.V. 'B' (Banacci)                  8,069,401       8,432,435      1.6
                                       63,000    +Grupo Financiero Banamex--Accival,
                                                    S.A. de C.V. 'L' (Banacci)                    140,485         139,396      0.0
                                    6,291,796     Grupo Financiero Bancomer, S.A. de C.V.
                                                    'B' (Ordinary)                              1,720,364       3,141,257      0.6
                                                                                             ------------    ------------     ----
                                                                                                9,930,250      11,713,088      2.2
             ---------------------------------------------------------------------------------------------------------------------
             Beverages                193,800     Coca-Cola Femsa, S.A. de C.V. (Series L)
                                                    (ADR) (1)                                   3,071,254       3,294,600      0.6
                                      245,862     Panamerican Beverages Inc. (Class A)          4,897,677       8,313,209      1.5
                                                                                             ------------    ------------     ----
                                                                                                7,968,931      11,607,809      2.1
             ---------------------------------------------------------------------------------------------------------------------
             Beverages & Tobacco      199,117    +Fomento Economico Mexicano, S.A. de C.V.
                                                     (Femsa) (ADR) (1)(4)                       2,509,821       6,570,861      1.2
             ---------------------------------------------------------------------------------------------------------------------
             Broadcast--Media       2,870,000     Grupo Radio Centro, S.A. de C.V.              4,647,848       4,077,204      0.8
                                       64,400     Grupo Radio Centro, S.A. de C.V. (ADR) (1)      905,464         829,150      0.1
                                                                                             ------------    ------------     ----
                                                                                                5,553,312       4,906,354      0.9
             ---------------------------------------------------------------------------------------------------------------------
             Building Materials       949,700     Cemex, S.A. de C.V. 'B'                       4,691,100       4,666,063      0.9
                                    1,244,830     Cemex, S.A. de C.V. 'B' (ADR) (1)            11,548,586      12,114,935      2.2
                                                                                             ------------    ------------     ----
                                                                                               16,239,686      16,780,998      3.1
             ---------------------------------------------------------------------------------------------------------------------
             Chemicals                180,118    +Desc, S.A. de C.V. (ADR) (1)                  3,843,752       4,075,170      0.8
             ---------------------------------------------------------------------------------------------------------------------
             Construction             713,200    +Grupo Tribasa, S.A. de C.V. 'A1' (ADR) (1)    4,501,297       4,056,325      0.8
             ---------------------------------------------------------------------------------------------------------------------
             Diversified              766,268     Alfa, S.A. de C.V. (Class A)                  6,379,316       3,651,793      0.7
             ---------------------------------------------------------------------------------------------------------------------
             Financial Services        63,052     Grupo Financiero Bancomer, S.A. de C.V.
                                                    (Series L)                                     22,760          21,463      0.0
             ---------------------------------------------------------------------------------------------------------------------
             Foreign Government US$15,540,000     United Mexican States, Global Bonds,
             Obligations                            11.50% due 5/15/2026                       17,797,888      18,104,100      3.3
             ---------------------------------------------------------------------------------------------------------------------
             Health & Personal      1,487,280     Kimberly-Clark de Mexico, S.A. de C.V. 'A'    3,935,904       6,125,980      1.1
             Care
             ---------------------------------------------------------------------------------------------------------------------
             Merchandising          5,912,739     Cifra, S.A. de C.V. 'C'                       6,997,454       8,332,715      1.6
                                      892,988     Cifra, S.A. de C.V. 'V'                       1,834,981       1,299,002      0.2
                                                                                             ------------    ------------     ----
                                                                                                8,832,435       9,631,717      1.8
             ---------------------------------------------------------------------------------------------------------------------
             Multi-Industry         3,558,479     Grupo Carso, S.A. de C.V. 'A1'               21,146,125      18,129,548      3.3
                                       30,833     Grupo Carso, S.A. de C.V. (ADR) (1)             346,980         305,555      0.1
                                                                                             ------------    ------------     ----
                                                                                               21,493,105      18,435,103      3.4
             ---------------------------------------------------------------------------------------------------------------------
             Steel                  1,488,000     Hylsamex, S.A. de C.V.                        6,905,138       5,250,970      1.0
             ---------------------------------------------------------------------------------------------------------------------
             Telecommunications       596,606    +Grupo Televisa, S.A. de C.V. (GDR) (2)       17,293,528      23,304,922      4.3
                                      577,085     Telefonos de Mexico, S.A. de C.V. (ADR) (1)  28,614,373      27,375,470      5.1
                                                                                             ------------    ------------     ----
                                                                                               45,907,901      50,680,392      9.4
             ---------------------------------------------------------------------------------------------------------------------
                                                  Total Long-Term Investments in Mexico       161,821,496     171,612,123     31.8
==================================================================================================================================
Peru         Financial Services       202,792     Credicorp Ltd. S.A.                           3,147,988       3,219,323      0.6
             ---------------------------------------------------------------------------------------------------------------------
             Food & Household       6,996,837     Consorcio Alimentos Fabril Pacifico S.A.      5,483,960       1,833,553      0.3
             Products
             ---------------------------------------------------------------------------------------------------------------------
             Metals--Non-Ferrous      408,900     Compania de Minas Buenaventura S.A.
                                                    (ADR) (1)                                   7,052,139       6,414,619      1.2
                                    1,125,917     Minsur S.A. (T Shares)                        2,575,220       2,380,083      0.5
                                                                                             ------------    ------------     ----
                                                                                                9,627,359       8,794,702      1.7
             ---------------------------------------------------------------------------------------------------------------------
                                                  Total Long-Term Investments in Peru          18,259,307      13,847,578      2.6
==================================================================================================================================
Venezuela    Building Materials       359,137     Corporacion Venezolana de Cementos I,
                                                  S.A.C.A.                                        307,742         462,692      0.1
                                      771,285     Corporacion Venezolana de Cementos II,
                                                  S.A.C.A.                                        559,240       1,010,887      0.2
                                                                                             ------------    ------------     ----
                                                                                                  866,982       1,473,579      0.3
             ---------------------------------------------------------------------------------------------------------------------
             Food & Household      28,061,157    +Mavesa S.A.                                   1,748,791       1,865,005      0.3
             Products
             ---------------------------------------------------------------------------------------------------------------------
             Metal Processing          46,750    +International Briquettes Holding, Inc.          610,672         286,344      0.1
             ---------------------------------------------------------------------------------------------------------------------
             Telecommunications       437,109     Compania Anonima Nacional Telefonos de
                                                    Venezuela (CANTV) (ADR) (1)                19,358,475      13,468,421      2.5
             ---------------------------------------------------------------------------------------------------------------------
             Textiles                 757,927     Sudamtex de Venezuela S.A.C.A. (ADR)
                                                    (1)(4)                                     10,150,880       2,392,700      0.4
             ---------------------------------------------------------------------------------------------------------------------
             Utilities             13,725,290     C.A. La Electricidad de Caracas
                                                    S.A.I.C.A.--S.A.C.A.                       11,999,590        8,828,686     1.6
             ---------------------------------------------------------------------------------------------------------------------
                                                  Total Long-Term Investments in Venezuela     44,735,390      28,314,735      5.2
==================================================================================================================================
                                                  Total Long-Term Investments in Latin
                                                    America                                   583,018,158     533,757,332     98.9
==================================================================================================================================


                                     8 & 9

                           Merrill Lynch Latin America Fund, Inc., May 31, 1998

CONSOLIDATED SCHEDULE OF INVESTMENTS (concluded) (in US dollars)

                                                                                                              Value      Percent of
COUNTRY                             Face Amount            Short-Term Investments                Cost       (Note 1a)    Net Assets
===================================================================================================================================
United       Commercial Paper*  US  $ 623,000     General Motors Acceptance Corp., 5.69%
States                                              due 6/01/1998                             $   622,803    $    622,803      0.1%
             ----------------------------------------------------------------------------------------------------------------------
                                                  Total Short-Term Investments                    622,803         622,803      0.1
===================================================================================================================================
             Total Investments                                                               $583,640,961     534,380,135     99.0
                                                                                             ============
             Other Assets Less Liabilities                                                                      5,319,407      1.0
                                                                                                             ------------    ------
             Net Assets                                                                                      $539,699,542    100.0%
                                                                                                             ============    ======
===================================================================================================================================

      *     Commercial Paper is traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.
      **    Received through a bonus issue from Companhia de Vale do Rio Doce
            S.A. As of May 31, 1998, the bonds have not commenced trading and the coupon rate has not been determined.
      (1)   American Depositary Receipts (ADR).
      (2)   Global Depositary Receipts (GDR).
      (3)   Each unit represents one preferred share of Uniao de Bancos
            Brasileiros S.A. (Unibanco) and one preferred 'B' share of Unibanco
            Holdings S.A.
      (4)   The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
      +     Non-income producing security.

            See Notes to Consolidated Financial Statements.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                As of May 31, 1998
==================================================================================================================================
Assets:         Investments, at value (identified cost--$583,640,961) (Note 1a) ..................                 $   534,380,135
                Cash .............................................................................                         352,793
                Foreign cash (Note 1b) ...........................................................                       2,631,003
                Receivables:
                  Securities sold ................................................................ $     6,806,388
                  Dividends ......................................................................       2,484,931
                  Capital shares sold ............................................................         479,760
                  Interest .......................................................................          80,619       9,851,698
                                                                                                   ---------------
                Prepaid registration fees and other assets (Note 1f) .............................                          44,535
                                                                                                                   ---------------
                Total assets .....................................................................                     547,260,164
                                                                                                                   ---------------
==================================================================================================================================
Liabilities:    Payables:
                  Capital shares redeemed ........................................................       5,708,465
                  Investment adviser (Note 2) ....................................................         490,335
                  Distributor (Note 2) ...........................................................         377,452       6,576,252
                                                                                                   ---------------
                Accrued expenses and other liabilities ...........................................                         984,370
                                                                                                                   ---------------
                Total liabilities ................................................................                       7,560,622
                                                                                                                   ---------------
==================================================================================================================================
Net Assets:     Net assets .......................................................................                 $   539,699,542
                                                                                                                   ===============
==================================================================================================================================
Net Assets      Class A Common Stock, $0.10 par value, 100,000,000 shares authorized .............                 $       414,711
Consist of:     Class B Common Stock, $0.10 par value, 100,000,000 shares authorized .............                       2,755,087
                Class C Common Stock, $0.10 par value, 100,000,000 shares authorized .............                         193,535
                Class D Common Stock, $0.10 par value, 100,000,000 shares authorized .............                         660,051
                Paid-in capital in excess of par .................................................                     655,639,805
                Undistributed investment income--net .............................................                       8,426,636
                Accumulated realized capital losses on investments and foreign currency
                  transactions--net (Note 5) .....................................................                     (78,666,678)
                Unrealized depreciation on investments and foreign currency transactions--net ....                     (49,723,605)
                                                                                                                   ---------------
                Net assets .......................................................................                 $   539,699,542
                                                                                                                   ===============
==================================================================================================================================
Net Asset       Class A--Based on net assets of $57,103,076 and 4,147,114 shares outstanding .....                 $         13.77
Value:                                                                                                             ===============
                Class B--Based on net assets of $366,565,313 and 27,550,868 shares outstanding ...                 $         13.31
                                                                                                                   ===============
                Class C--Based on net assets of $25,705,832 and 1,935,345 shares outstanding .....                 $         13.28
                                                                                                                   ===============
                Class D--Based on net assets of $90,325,321 and 6,600,505 shares outstanding .....                 $         13.68
                                                                                                                   ===============
==================================================================================================================================

             See Notes to Consolidated Financial Statements.


                                    10 & 11

                           Merrill Lynch Latin America Fund, Inc., May 31, 1998

CONSOLIDATED STATEMENT OF OPERATIONS

                For the Six Months Ended May 31, 1998
===================================================================================================================================
Investment      Dividends (net of $964,125 foreign withholding tax) ..............................                  $    14,037,568
Income (Notes   Interest and discount earned .....................................................                        2,668,671
1d & 1e):                                                                                                           ---------------
                Total income .....................................................................                       16,706,239
                                                                                                                    ---------------
===================================================================================================================================
Expenses:       Investment advisory fees (Note 2) ................................................ $     3,508,552
                Account maintenance and distribution fees--Class B (Note 2) ......................       2,388,686
                Transfer agent fees--Class B (Note 2) ............................................         651,621
                Custodian fees ...................................................................         547,475
                Account maintenance and distribution fees--Class C (Note 2) ......................         168,703
                Account maintenance fees--Class D (Note 2) .......................................         146,710
                Transfer agent fees--Class D (Note 2) ............................................         136,708
                Printing and shareholder reports .................................................          93,636
                Transfer agent fees--Class A (Note 2) ............................................          84,771
                Accounting services (Note 2) .....................................................          82,898
                Transfer agent fees--Class C (Note 2) ............................................          46,940
                Professional fees ................................................................          44,198
                Registration fees (Note 1f) ......................................................          42,605
                Directors' fees and expenses .....................................................          19,881
                Pricing fees .....................................................................           4,978
                Other ............................................................................          73,961
                                                                                                   ---------------
                Total expenses ...................................................................                        8,042,323
                                                                                                                    ---------------
                Investment income--net ...........................................................                        8,663,916
                                                                                                                    ---------------
===================================================================================================================================
Realized &      Realized gain (loss) from:
Unrealized Gain   Investments--net ............................................................... $    18,341,084
(Loss) on         Foreign currency transactions--net .............................................        (457,826)      17,883,258
Investments &                                                                                      ---------------
Foreign         Change in unrealized appreciation/depreciation on:
Currency          Investments--net ...............................................................     (81,228,291)
Transactions-   Foreign currency transactions--net ...............................................         (22,800)     (81,251,091)
Net (Notes 1b                                                                                      ---------------  ---------------
1c, 1e & 3):    Net realized and unrealized loss on investments and foreign currency
                  transactions ...................................................................                      (63,367,833)
                                                                                                                    ---------------
                Net Decrease in Net Assets Resulting from Operations .............................                  $   (54,703,917)
                                                                                                                    ===============
===================================================================================================================================

             See Notes to Consolidated Financial Statements.


CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    For the Six         For the
                                                                                                    Months Ended       Year Ended
                                                                                                       May 31,           Nov. 30,
Increase (Decrease) in Net Assets:                                                                      1998              1997
===================================================================================================================================
Operations:     Investment income--net ........................................................... $     8,663,916  $     1,554,261
                Realized gain on investments and foreign currency transactions--net ..............      17,883,258      165,490,154
                Change in unrealized appreciation/depreciation on investments and
                  foreign currency transactions--net .............................................     (81,251,091)     (26,565,240)
                                                                                                   ---------------  ---------------
                Net increase (decrease) in net assets resulting from operations ..................     (54,703,917)     140,479,175
                                                                                                   ---------------  ---------------
===================================================================================================================================
Dividends to    Investment income--net:
Shareholders      Class A ........................................................................              --       (1,603,289)
(Note 1g):        Class B ........................................................................              --      (12,117,748)
                  Class C ........................................................................              --         (579,869)
                  Class D ........................................................................              --       (3,322,519)
                                                                                                   ---------------  ---------------
                Net decrease in net assets resulting from dividends to shareholders ..............              --      (17,623,425)
                                                                                                   ---------------  ---------------
===================================================================================================================================
Capital Share   Net decrease in net assets derived from capital share transactions ...............    (175,662,134)     (54,040,066)
Transactions
(Note 4):
===================================================================================================================================
Net Assets:     Total increase (decrease) in net assets ..........................................    (230,366,051)      68,815,684
                Beginning of period ..............................................................     770,065,593      701,249,909
                                                                                                   ---------------  ---------------
                End of period* ................................................................... $   539,699,542  $   770,065,593
                                                                                                   ===============  ===============
===================================================================================================================================
                *Undistributed (accumulated) investment income (loss)--net ....................... $     8,426,636  $      (237,280)
                                                                                                   ===============  ===============
===================================================================================================================================

             See Notes to Consolidated Financial Statements


                                    12 & 13

                            Merrill Lynch Latin America Fund, Inc., May 31, 1998

CONSOLIDATED FINANCIAL HIGHLIGHTS

                                                                                            Class A++
                                                                   -----------------------------------------------------------
                                                                    For the                                           For the
                   The following per share data and ratios            Six                                             Period
                   have been derived from information provided       Months               For the Year                Oct. 21,
                   in the financial statements.                      Ended             Ended November 30,             1994+ to
                                                                     May 31,     --------------------------------     Nov. 30,
                   Increase (Decrease) in Net Asset Value:           1998          1997        1996        1995        1994
==============================================================================================================================
Per Share          Net asset value, beginning of period .........  $  15.10      $  12.83    $  10.50    $  17.37     $  18.22
Operating                                                          --------      --------    --------    --------     --------
Performance:       Investment income--net .......................       .25           .17         .46         .16           --

                   Realized and unrealized gain (loss) on
                   investments and foreign currency
                   transactions--net ............................     (1.58)         2.54        1.87       (6.52)        (.85)
                                                                   --------      --------    --------    --------     --------
                   Total from investment operations .............     (1.33)         2.71        2.33       (6.36)        (.85)
                                                                   --------      --------    --------    --------     --------
                   Less dividends and distributions:
                     Investment income--net .....................        --          (.44)         --          --           --
                     Realized gain on investments--net ..........        --            --          --        (.50)          --
                     In excess of realized gain on
                     investments--net ...........................        --            --          --        (.01)          --
                                                                   --------      --------    --------    --------     --------
                   Total dividends and distributions ............        --          (.44)         --        (.51)          --
                                                                   --------      --------    --------    --------     --------
                   Net asset value, end of period ...............  $  13.77      $  15.10    $  12.83    $  10.50     $  17.37
                                                                   ========      ========    ========    ========     ========
==============================================================================================================================
Total Investment   Based on net asset value per share ...........     (8.81%)(a)    21.79%      22.19%     (37.66%)      (4.67%)(a)
Return:**                                                          ========      ========    ========    ========     ========
==============================================================================================================================
Ratios to Average  Expenses .....................................      1.49%*        1.46%       1.48%       1.66%        1.85%*
Net Assets:                                                        ========      ========    ========    ========     ========
                   Investment income (loss)--net ................      3.26%*        1.03%       3.74%       1.40%        (.20%)*
                                                                   ========      ========    ========    ========     ========
==============================================================================================================================
Supplemental       Net assets, end of period (in thousands) .....  $ 57,103      $ 77,086    $ 46,369    $ 26,034     $ 10,350
Data:                                                              ========      ========    ========    ========     ========
                   Portfolio turnover ...........................     17.03%        84.91%      66.14%      54.86%       30.15%
                                                                   ========      ========    ========    ========     ========
                   Average commission rate paid+++ ..............  $  .0008      $  .0007    $  .0001          --           --
                                                                   ========      ========    ========    ========     ========
==============================================================================================================================


                                                                                            Class B++
                                                                   -----------------------------------------------------------
                                                                    For the
                   The following per share data and ratios            Six
                   have been derived from information provided       Months
                   in the financial statements.                      Ended               For the Year Ended November 30,
                                                                     May 31,     ---------------------------------------------
                   Increase (Decrease) in Net Asset Value:           1998          1997        1996        1995        1994
==============================================================================================================================
Per Share          Net asset value, beginning of period .........  $  14.66      $  12.46    $  10.31    $  17.24     $  14.39
                                                                   --------      --------    --------    --------     --------
Operating                                                                --            --          --          --           --
Performance:       Investment income (loss)--net ................       .16            --(b)      .32         .05         (.09)
                   Realized and unrealized gain (loss) on
                   investments and foreign currency
                   transactions--net ............................     (1.51)         2.50        1.83       (6.47)        2.99
                                                                   --------      --------    --------    --------     --------
                   Total from investment operations .............     (1.35)         2.50        2.15       (6.42)        2.90
                                                                   --------      --------    --------    --------     --------
                   Less dividends and distributions:
                     Investment income--net .....................        --          (.30)         --          --         (.05)
                     Realized gain on investments--net ..........        --            --          --        (.50)          --
                     In excess of realized gain on
                     investments--net ...........................        --            --          --        (.01)          --
                                                                   --------      --------    --------    --------     --------
                   Total dividends and distributions ............        --          (.30)         --        (.51)        (.05)

                   Net asset value, end of period ...............  $  13.31      $  14.66    $  12.46    $  10.31     $  17.24
                                                                   ========      ========    ========    ========     ========
==============================================================================================================================
Total Investment   Based on net asset value per share ...........     (9.21%)(a)    20.51%      20.85%     (38.32%)      20.19%
Return:**                                                          ========      ========    ========    ========     ========
==============================================================================================================================
Ratios to Average  Expenses .....................................      2.53%*        2.50%       2.54%       2.71%        2.51%
Net Assets:                                                        ========      ========    ========    ========     ========
                   Investment income (loss)--net                       2.23%*        (.03%)      2.69%        .43%        (.54%)
                                                                   ========      ========    ========    ========     ========
==============================================================================================================================
Supplemental       Net assets, end of period (in thousands) .....  $366,565      $527,520    $518,865    $505,038     $937,221
Data:                                                              ========      ========    ========    ========     ========
                   Portfolio turnover                                 17.03%        84.91%      66.14%      54.86%       30.15%
                                                                   ========      ========    ========    ========     ========
                   Average commission rate paid+++                 $  .0008      $  .0007    $  .0001          --           --
                                                                   ========      ========    ========    ========     ========
==============================================================================================================================

      *     Annualized.
      **    Total investment returns exclude the effects of sales loads.
      +     Commencement of operations.
      ++    Based on average shares outstanding.
      +++   For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission
            Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
      (a)   Aggregate total investment return.
      (b)   Amount is less than $.01 per share.

            See Notes to Consolidated Financial Statements.


                                    14 & 15

                            Merrill Lynch Latin America Fund, Inc., May 31, 1998

CONSOLIDATED FINANCIAL HIGHLIGHTS (concluded)

                                                                                            Class C++
                                                                   -----------------------------------------------------------
                                                                    For the                                           For the
                   The following per share data and ratios            Six                                             Period
                   have been derived from information provided       Months               For the Year                Oct. 21,
                   in the financial statements.                      Ended             Ended November 30,             1994+ to
                                                                     May 31,     --------------------------------     Nov. 30,
                   Increase (Decrease) in Net Asset Value:           1998          1997        1996        1995        1994
==============================================================================================================================
Per Share          Net asset value, beginning of period .........  $  14.64      $  12.46    $  10.31    $  17.24     $  18.10
Operating                                                          --------      --------    --------    --------     --------
Performance:       Investment income--net .......................       .16          (.02)        .32         .03         (.02)

                   Realized and unrealized gain (loss) on
                   investments and foreign currency
                   transactions--net ............................     (1.52)         2.52        1.83       (6.45)        (.84)
                                                                   --------      --------    --------    --------     --------
                   Total from investment operations .............     (1.36)         2.50        2.15       (6.42)        (.86)
                                                                   --------      --------    --------    --------     --------
                   Less dividends and distributions:
                     Investment income--net .....................        --          (.32)         --          --           --
                     Realized gain on investments--net ..........        --            --          --        (.50)          --
                     In excess of realized gain on
                     investments--net ...........................        --            --          --        (.01)          --
                                                                   --------      --------    --------    --------     --------
                   Total dividends and distributions ............        --          (.32)         --        (.51)          --
                                                                   --------      --------    --------    --------     --------
                   Net asset value, end of period ...............  $  13.28      $  14.64    $  12.46    $  10.31     $  17.24
                                                                   ========      ========    ========    ========     ========
==============================================================================================================================
Total Investment   Based on net asset value per share ...........     (9.29%)(a)    20.52%      20.85%     (38.32%)      (4.75%)(a)
Return:**                                                          ========      ========    ========    ========     ========
==============================================================================================================================
Ratios to Average  Expenses .....................................      2.54%*        2.50%       2.54%       2.72%        2.93%*
Net Assets:                                                        ========      ========    ========    ========     ========
                   Investment income (loss)--net ................      2.22%*        (.11%)      2.68%        .30%       (1.22%)*
                                                                   ========      ========    ========    ========     ========
==============================================================================================================================
Supplemental       Net assets, end of period (in thousands) .....  $ 25,706      $ 37,027    $ 23,183    $ 14,659     $  5,069
Data:                                                              ========      ========    ========    ========     ========
                   Portfolio turnover ...........................     17.03%        84.91%      66.14%      54.86%       30.15%
                                                                   ========      ========    ========    ========     ========
                   Average commission rate paid+++ ..............  $  .0008      $  .0007    $  .0001          --           --
                                                                   ========      ========    ========    ========     ========
==============================================================================================================================


                                                                                            Class D++
                                                                   -----------------------------------------------------------
                                                                    For the
                   The following per share data and ratios            Six
                   have been derived from information provided       Months
                   in the financial statements.                      Ended               For the Year Ended November 30,
                                                                     May 31,     ---------------------------------------------
                   Increase (Decrease) in Net Asset Value:           1998          1997        1996        1995        1994
==============================================================================================================================
Per Share          Net asset value, beginning of period .........  $  15.02      $  12.77    $  10.47    $  17.37     $  14.45
Operating                                                          --------      --------    --------    --------     --------
Performance:       Investment income (loss)--net ................       .23           .11         .42         .14          .03
                   Realized and unrealized gain (loss) on
                   investments and foreign currency
                   transactions--net ............................     (1.57)         2.54        1.88       (6.53)        3.00
                                                                   --------      --------    --------    --------     --------
                   Total from investment operations .............     (1.34)         2.65        2.30       (6.39)        3.03
                                                                   --------      --------    --------    --------     --------
                   Less dividends and distributions:
                     Investment income--net .....................        --          (.40)         --          --         (.11)
                     Realized gain on investments--net ..........        --            --          --        (.50)          --
                     In excess of realized gain on
                     investments--net ...........................        --            --          --        (.01)          --
                                                                   --------      --------    --------    --------     --------
                   Total dividends and distributions ............        --          (.40)         --        (.51)        (.11)
                                                                   --------      --------    --------    --------     --------

                   Net asset value, end of period ...............  $  13.68      $  15.02    $  12.77    $  10.47     $  17.37
                                                                   ========      ========    ========    ========     ========
==============================================================================================================================
Total Investment   Based on net asset value per share ...........     (8.92%)(a)    21.40%      21.97%     (37.84%)      21.07%
Return:**                                                          ========      ========    ========    ========     ========
==============================================================================================================================
Ratios to Average  Expenses .....................................      1.74%*        1.71%       1.74%       1.91%        1.73%
Net Assets:                                                        ========      ========    ========    ========     ========
                         Investment income (loss)--net                 3.01%*         .72%       3.47%       1.18%         .23%
                                                                   ========      ========    ========    ========     ========
==============================================================================================================================
Supplemental       Net assets, end of period (in thousands) .....  $ 90,326      $128,433    $112,833    $105,830     $204,907
Data:                                                              ========      ========    ========    ========     ========
                         Portfolio turnover                           17.03%        84.91%      66.14%      54.86%       30.15%
                                                                   ========      ========    ========    ========     ========
                         Average commission rate paid+++           $  .0008      $  .0007    $  .0001          --           --
                                                                   ========      ========    ========    ========     ========
==============================================================================================================================

      *     Annualized.
      **    Total investment returns exclude the effects of sales loads.
      +     Commencement of operations.
      ++    Based on average shares outstanding.
      +++   For fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission
            Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
      (a)   Aggregate total investment return.

            See Notes to Consolidated Financial Statements.


                                    16 & 17

                            Merrill Lynch Latin America Fund, Inc., May 31, 1998

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Latin America Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.

o Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the trans actions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distribu tions paid by the Fund are recorded on the ex-dividend dates.

(h) Basis of consolidation--The accompanying consoli dated financial statements include the accounts of Merrill Lynch Latin America Fund Chile Ltd., a wholly-owned subsidiary, which primarily invests in Chilean securities. Intercompany accounts and transactions have been eliminated.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distri-bution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's port folio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 1.0%, on an annual basis, of the average daily value of the Fund's net assets.


                                    18 & 19

                            Merrill Lynch Latin America Fund, Inc., May 31, 1998

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (concluded)

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                              Account          Distribution
                                          Maintenance Fee          Fee
--------------------------------------------------------------------------------
Class B ........................               0.25%               0.75%
Class C ........................               0.25%               0.75%
Class D ........................               0.25%                 --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended May 31, 1998, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                              MLFD               MLPF&S
--------------------------------------------------------------------------------
Class A ........................             $   27             $   326
Class D ........................             $1,235             $18,254
--------------------------------------------------------------------------------

For the six months ended May 31, 1998, MLPF&S received contingent deferred sales charges of $638,384 and $18,807 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $48,167 in commissions on the execution of portfolio security transactions for the Fund for the six months ended May 31, 1998.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLFDS, MLFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 1998 were $114,445,593 and $239,813,061, respectively.

Net realized gains (losses) for the six months ended May 31, 1998 and net unrealized losses as of May 31, 1998 were as follows:

--------------------------------------------------------------------------------
                                         Realized            Unrealized
                                       Gains (Losses)          Losses
--------------------------------------------------------------------------------
Long-term investments ..........        $18,342,914        $(49,260,826)
Short-term investments .........             (1,830)                 --
Foreign currency transactions ..           (457,826)           (462,779)
                                        -----------        ------------
Total ..........................        $17,883,258        $(49,723,605)
                                        ===========        ============
--------------------------------------------------------------------------------

As of May 31, 1998, net unrealized depreciation for Federal income tax purposes aggregated $49,260,826, of which $43,158,956 related to appreciated securities and $92,419,782 related to depreciated securities. At May 31, 1998, the aggregate cost of investments for Federal income tax purposes was $583,640,961.

4. Capital Share Transactions:

Net decrease in net assets derived from capital share trans actions was $175,662,134 and $54,040,066 for the six months ended May 31, 1998 and for the year ended November 30, 1997, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                             Dollar
Ended May 31, 1998                         Shares             Amount
--------------------------------------------------------------------------------
Shares sold ....................          1,160,089        $ 17,478,958
Shares redeemed ................         (2,119,383)        (32,218,999)
                                        -----------        ------------
Net decrease .................             (959,294)       $(14,740,041)
                                        ===========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Six Months                             Dollar
Ended November 30, 1997                     Shares            Amount
--------------------------------------------------------------------------------

Shares sold ....................          5,567,495         $85,878,766
Shares issued to shareholders
in reinvestment of dividends ...            108,885           1,362,155
                                        -----------        ------------
Total issued ...................          5,676,380          87,240,921
Shares redeemed ................         (4,184,228)        (65,174,117)
                                        -----------        ------------
Net increase ...................          1,492,152         $22,066,804
                                        ===========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                             Dollar
Ended May 31, 1998                         Shares             Amount
--------------------------------------------------------------------------------
Shares sold ....................            898,059         $13,184,201
Automatic conversion of shares .           (140,668)         (2,035,577)
Shares redeemed ................         (9,183,659)       (134,002,413)
                                        -----------        ------------
Net decrease .................           (8,426,268)      $(122,853,789)
                                        ===========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                             Dollar
Ended November 30, 1997                     Shares            Amount
--------------------------------------------------------------------------------
Shares sold ....................          8,877,378        $138,784,719
Shares issued to shareholders
in reinvestment of dividends ...            862,151          10,578,592
                                        -----------        ------------
Total issued ...................          9,739,529         149,363,311
Automatic conversion of shares .           (199,127)         (3,137,064)
Shares redeemed ................        (15,196,792)       (231,729,252)
                                        -----------        ------------
Net decrease ...................         (5,656,390)       $(85,503,005)
                                        ===========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                             Dollar
Ended May 31, 1998                         Shares             Amount
--------------------------------------------------------------------------------
Shares sold ....................            757,215         $10,869,529
Shares redeemed ................         (1,351,438)        (19,505,839)
                                        -----------        ------------
Net decrease ...................           (594,223)        $(8,636,310)
                                        ===========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                             Dollar
Ended November 30, 1997                     Shares            Amount
--------------------------------------------------------------------------------
Shares sold ....................          2,398,269         $38,016,628
Shares issued to shareholders
in reinvestment of dividends ...             41,877             512,997
                                        -----------        ------------
Total issued ...................          2,440,146          38,529,625
Shares redeemed ................         (1,771,078)        (27,673,620)
                                        -----------        ------------
Net increase ...................            669,068         $10,856,005
                                        ===========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                             Dollar
Ended May 31, 1998                         Shares             Amount
--------------------------------------------------------------------------------
Shares sold ....................          4,123,399         $61,367,169
Automatic conversion of shares .            137,085           2,035,577
                                        -----------        ------------
Total issued ...................          4,260,484          63,402,746
Shares redeemed ................         (6,209,957)        (92,834,740)
                                        -----------        ------------
Net decrease ...................         (1,949,473)       $(29,431,994)
                                        ===========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                             Dollar
Ended November 30, 1997                     Shares            Amount
--------------------------------------------------------------------------------
Shares sold ....................          7,096,389        $114,563,804
Automatic conversion of shares .            195,055           3,137,064

Shares issued to shareholders
in reinvestment of dividends ...            224,831           2,803,638
                                        -----------        ------------
Total issued ...................          7,516,275         120,504,506
Shares redeemed ................         (7,805,127)       (121,964,376)
                                        -----------        ------------
Net decrease ...................           (288,852)        $(1,459,870)
                                        ===========        ============
--------------------------------------------------------------------------------

5. Capital Loss Carryforward:

At November 30, 1997, the Fund had a net capital loss carryforward of approximately $88,329,000, all of which expires in 2004. This amount will be available to offset like amounts of any future taxable gains.


                                    20 & 21

                            Merrill Lynch Latin America Fund, Inc., May 31, 1998

PORTFOLIO INFORMATION

As of May 31, 1998
================================================================================
                                                                  Percent of
Ten Largest Holdings (Equity Investments)                         Net Assets

Telecomunicacoes Brasileiras S.A.--Telebras* ....................  10.3%
Telefonos de Mexico, S.A. de C.V. (ADR) .........................   5.1
Grupo Televisa, S.A. de C.V. (GDR) ..............................   4.3
Yacimientos Petroliferos Fiscales S.A. (YPF)(ADR) ...............   3.9
Companhia Cervejaria Brahma S.A. PN(Preferred)* .................   3.5
Grupo Carso, S.A. de C.V.* ......................................   3.4
Cemex, S.A. de C.V. 'B'* ........................................   3.1
Companhia Energetica de Minas Gerais S.A. (CEMIG)* ..............   2.9
Petroleo Brasileiro S.A. (Preferred) ............................   2.8
Banco Itau S.A. (Preferred) .....................................   2.5

* Includes combined holdings.

                                                                  Percent of
Ten Largest Industries (Equity Investments)                       Net Assets

Telecommunications ..............................................  27.4%
Banking .........................................................  10.3
Utilities .......................................................   9.4
Beverages & Tobacco .............................................   5.2
Energy Sources ..................................................   4.8
Multi-Industry ..................................................   4.6
Metals & Steel ..................................................   4.4
Oil & Gas Producers .............................................   3.9
Beverages .......................................................   3.4
Building Materials ..............................................   3.4


EQUITY PORTFOLIO CHANGES

For the Quarter Ended May 31, 1998

================================================================================
Additions

Hylsamex, S.A. de C.V.

Telemig Celular S.A.

================================================================================
Deletions

Aracruz Celulose S.A. (ADR)
Companhia Paulista de Forca e Luz S.A. (Preferred)
Fomento Economico Mexicano, S.A. de C.V. (Femsa) (Ordinary) 'B'
Light Participacoes S.A.
Lojas Arapua S.A. (Preferred)
Mirgor S.A.C.I.F.I.A. (ADR)
Telecomunicacoes de Sao Paulo S.A.-- TELESP
Telecomunicacoes de Sao Paulo S.A.-- TELESP (Preferred)

OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Grace Pineda, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Barbara G. Fraser, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


                                    22 & 23

Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the prospectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Latin America
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                         #16140--5/98

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